Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - CIK 0001816261 Executive Network Partnering Corp - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 18, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Cash insured	$ 250,000			$ 250,000		$ 250,000
Cash equivalents	$ 0		$ 0	$ 0		$ 0
Effective tax rate	28.11%	0.00%	0.00%	(4.22%)	0.00%	0.00%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax positions	$ 0			$ 0		$ 0
Amounts accrued for interest	0			0		0
Amounts accrued for penalties	$ 0			$ 0		$ 0
Private Placement
Basis of Presentation and Summary of Significant Accounting Policies
Number of warrants or rights outstanding						153,500	153,500
Common Class A
Basis of Presentation and Summary of Significant Accounting Policies
Common stock shares subject to possible redemption	41,400,000		41,400,000	41,400,000		41,400,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				10,503,500
Number of warrants or rights outstanding						10,350,000	10,350,000
Common stock shares issued	614,000		614,000	614,000		614,000
Common Class A | Warrant
Basis of Presentation and Summary of Significant Accounting Policies
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						10,503,500
Common Class A | Private Placement
Basis of Presentation and Summary of Significant Accounting Policies
Common stock shares issued	614,000			614,000